Property and Equipment Net (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 26.4	$ 20.7
Property and equipment, gross	175.0	165.2
Accumulated depreciation	86.9	77.5
Property and equipment, net	88.1	87.7
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	61.3	58.1
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8.4	7.6
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 78.9	$ 78.8